SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION
20.	SHARE BASED COMPENSATION

a)	Share based awards granted to employees

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 38,307,310 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The maximum aggregate number of ordinary shares to be issued under 2010 Plan was subsequently amended to 36,585,630, as approved by the Board of Directors and shareholders of the Company on January 14, 2011, and then amended to a maximum of 39,272,595 shares as approved by the Board of Directors on July 6, 2012.

The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

On July 16, 2010, the Company granted 24,078,670 options to employees at exercise price of US$0.15 which had a vesting commencement date of either: (i) July 1, 2008 for employees who joined the Company prior to this date or (ii) the grant date for employees who joined the Company after July 1, 2008. For the options with vesting commencement dates that preceded the grant date, compensation cost related to share options that were vested upon grant date was recognized immediately on the grant date. The compensation cost related to remaining unvested share options shall be recognized over the remaining requisite service period.

In addition to the granting of share options with service conditions, the Company granted 1,964,424 share options in 2011 and 2,524,932 share options and 432,910 RSUs in 2012 with performance conditions whereby a predetermined number will vest upon the assignment of an annual performance review rating in accordance with predetermined performance targets for the grantees over a four-year period. As it is probable for the Company to estimate the annual performance review ratings for the individual grantees, the Company commenced recognition of the related compensation expense using the accelerated method.

The compensation cost related to remaining unvested share options shall be recognized over the remaining requisite service period or the performance review period. As of December 31, 2012, options to purchase 17,898,396 of ordinary shares were outstanding and options to purchase 3,258,737 ordinary shares were available for future grant under the 2010 Plan.

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2012	18,180,898	0.24	7.2	23,425
Granted	3,829,830	0.54
Exercised	(3,128,472)	0.17
Forfeited	(983,860)	0.89

Outstanding, December 31, 2012	17,898,396	0.28	6.9	23,571

Vested and expected to vest at December 31, 2012	17,898,396	0.28	6.9	23,571

Exercisable as of December 31, 2012	11,715,639	0.19	6.3	16,485

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2011 and 2012, the Company had options outstanding to purchase an aggregate of 18,180,898 shares and 17,898,396 shares with an exercise price below the estimated fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB147,435 and RMB146,850 (US$23,571), respectively.

For share options granted before September 30, 2011, the fair value of each share option grant was estimated on the date of grant using the Black-Scholes option pricing model. For share options granted after September 30, 2011, the fair value of each award is estimated on the date of grant using a binomial-lattice option valuation model. The binomial-lattice model considers characteristics of fair value option pricing that are not available under the Black-Scholes. Similar to the Black-Scholes model, the binomial-lattice model takes into account variables such as volatility, dividend yield, and risk-free interest rate. However, in addition, the binomial-lattice model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option. For these reasons, the Company believes that the binomial-lattice model provides a fair value for its share based compensation plans that are more representative of actual experience and future expected experience that the value calculated in previous years using the Black-Scholes model.

The Company calculated the estimated fair value of the share options on the grant date using the Black-Scholes Option model or Binomial-Lattice model for 2010, 2011 and 2012, respectively, with the following assumptions:

	Granted in 2010	Granted in 2011	Granted in 2011	Granted in 2012
		Before September 30, 2011	After September 30, 2011
Risk-free interest rates	1.41%-2.35%	1.03%-3.36%	1.03%-3.36%	2.06%-3.68%
Expected life (years)	0.71-4.04 years	0.08-7.75 years	Not applicable	Not applicable
Sub optimal early exercise factor	Not applicable	Not applicable	2.2	2.2
Expected volatility	40.14%-67.24%	24.25%-76%	69.17%	57.01%-68.03%
Expected dividend yield	0%	0%	0%	0%
Fair value of share option	US$0.83	US$1.20-US$2.06	US$1.02-US$1.03	US$1.34-US$1.68

The aggregate fair value of the outstanding options at the grant date was determined to be RMB119,532 (US$19,186) and such amount is recognized as compensation expense using the straight-line method for all employee share options granted with graded vesting based on service conditions and the accelerated method for share options granted with graded vesting based on performance conditions. The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was US$0.15, US$1.54 and US$1.49, respectively. The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was US$26,842, US$9,804 and US$9,097, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was nil, US$14,061, and US$4,487, respectively.

As of December 31, 2012, there was RMB38,086 of unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested options which is expected to be recognized over a weighted-average period of 0.6 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

The following table summarizes the Company’s RSU activity (including RSUs with performance conditions) under the 2010 Plan:

	Number of RSUs	Weighted-average grant date fair value	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2012	—	—
Granted	812,187	10.27
Vested	(107,582)	11.01
Forfeited	(18,762)	11.31

Unvested, December 31, 2012	685,843	10.12	9.4	1,098

Share-based compensation cost for RSUs is measured based on the closing fair market value of the Company’s common stock on the date of grant. The aggregate fair value of the unvested RSUs as of December 31, 2012 was US$1,098, and such amount is recognized as compensation expense using the straight-line method for the RSUs with graded vesting based on service conditions and the accelerated method for the RSUs with graded vesting based on performance conditions. As of December 31, 2012, there was US$5,713 of unrecognized share-based compensation cost related to RSUs which is expected to be recognized over a weighted-average vesting period of 3.3 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Total compensation expense relating to options and RSUs granted to employees recognized for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	4,645	2,157	4,517	725
Sales and marketing expenses	11,884	5,763	10,508	1,687
General and administration expenses	48,899	31,420	47,749	7,664
Research and development expenses	6,416	2,619	4,858	780

	71,844	41,959	67,632	10,856

(b)	Fully vested ordinary shares to the CEO of the Company

On December 31, 2010, in recognition of his past service contributions, the Company issued 24,826,090 fully vested ordinary shares to Sunrise Corporate Holding Ltd. (“Sunrise”), a company owned by Mr. Chen Sheng, the chief executive officer of the Company, for cash consideration equal to their per share par value of US$0.00001. Accordingly, the Company recorded share-based compensation expense on the date of issuance of these shares to Sunrise equal to the estimated fair-value of the ordinary shares at the measurement date which was determined to be RMB206,037 (US$31,217) or US$1.234 per ordinary share, which was recorded in general and administrative expenses.

Subsequently, in July 2012, the Company repurchased 2,686,965 shares from Sunrise at par value, for the purpose of increasing the maximum aggregate number of shares available for grant under the 2010 share incentive plan by the same amount.

Although neither Sunrise nor the Company’s chief executive officer has any contractual obligation to do so, Sunrise may at its sole discretion, at a future date, transfer a portion of these shares to existing employees of the Company and former employees of the Company’s Non-IDC business that was discontinued and disposed of by the Company. Any share-based shareholder contribution, if and when made by the Company’s chief executive officer through Sunrise for the benefit of the Company, would be required to be pushed down and recognized as share-based compensation expense within the Company’s results of operations in accordance to ASC 718, which would be derived by determining the estimated fair value of the ordinary share award on the transfer date.

As of December 31, 2012, Sunrise did not transfer any of these shares to existing employees of the Company and former employees of the Company’s Non-IDC Business that was previously discontinued and disposed of by the Company.